REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenue current	$ 2.4		$ 2.4		$ 2.9
Revenue from breakage on contract liabilities	0.3	$ 0.9	0.4	$ 1.1
Receivable from customers	0.2		0.2		0.5
Allowance for doubtful accounts receivable	0.3	0.7	0.3	0.7
Cost of goods sold	$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.1	$ 0.4